Company's Restricted Shares Activity Under 2007 Stock Incentive Scheme (Detail) (Stock Incentive Plan 2007, Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2011
Stock Incentive Plan 2007 | Restricted Stock Units (RSUs)
Number of restricted shares
Outstanding, beginning of period	777,000
Granted	12,670,000
Exercised	(155,400)
Forfeited/Cancelled	(136,000)
Outstanding, end of period	13,155,600
Vested and expected to vest as of end of period	12,382,299
Weighted average grant date fair value
Outstanding, beginning of period	$ 5,440,896
Granted	$ 40,299,824
Exercised	$ (1,149,096)
Forfeited/Cancelled	$ (945,200)
Outstanding, end of period	$ 43,646,424
Vested and expected to vest as of December 31, 2011	$ 41,166,971